Segment Information (Details 3) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Document Fiscal Year Focus									2015
Commissions and fees:
Retail insurance services									$ 2,533	$ 2,534	$ 2,433
Specialty insurance services									1,276	1,233	1,200
Total commissions and fees									3,809	3,767	3,633
Investment income									12	16	15
Other income									8	19	7
Total Revenues	$ 974	$ 846	$ 922	$ 1,087	$ 958	$ 812	$ 935	$ 1,097	3,829	3,802	3,655
International [Member]
Commissions and fees:
Retail insurance services									1,042	1,016	926
Specialty insurance services									21	22	22
Total commissions and fees									1,063	1,038	948
Investment income									4	6	7
Other income									1	0	0
Total Revenues									1,068	1,044	955
North America [Member]
Commissions and fees:
Retail insurance services									1,227	1,244	1,233
Specialty insurance services									71	74	71
Total commissions and fees									1,298	1,318	1,304
Investment income									1	1	2
Other income									6	4	7
Total Revenues									1,305	1,323	1,313
Willis GB formerly Global [Member]
Commissions and fees:
Retail insurance services									172	184	185
Specialty insurance services									465	478	480
Total commissions and fees									637	662	665
Investment income									4	4	1
Other income									0	3	0
Total Revenues									641	669	666
Capital, Wholesale & Reinsurance [Member]
Commissions and fees:
Retail insurance services									92	90	89
Specialty insurance services									719	659	627
Total commissions and fees									811	749	716
Investment income									3	5	5
Other income									1	12	0
Total Revenues									$ 815	$ 766	$ 721